Interest-Bearing Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-Bearing Loans and Borrowings
	Effective interest rate (%)	Maturity	June 30, 2021
			US$’000 (Unaudited)
Non-current
Loans from a collaborator	2.74	No specific maturity date	17,310